Fair Value Measurements - Recurring Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Recurring | Level 2 | Interest rate swaps
Fair value measurements
Fair value measured	$ 15,631	$ 34,877